SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Adjustments to leases	$ 1,762,000	$ 1,113,000
Low value asset definition, value when new	$ 5,000